Submission	Apr. 15, 2026
Submission [Line Items]
Central Index Key	0001320414
Registrant Name	SELECT MEDICAL HOLDINGS CORP
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES